SHARE CAPITAL (Narrative) (Details) shares in Millions			1 Months Ended	12 Months Ended
	Nov. 06, 2018 shares	Dec. 10, 2015 shares	Jun. 30, 2015 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2020 shares	Aug. 27, 2017
Series I Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Description of preferred share redemption price				$1.00 if the holder owns less than 5% of the outstanding common shares
Series II Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Conversion rate of preferred shares				1.13208
Series III Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend accruing rate				10.00%
Number of shares issued		48.9	40.0
Conversion price per share | $ / shares				$ 2.25
Series IV Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Description of preferred share redemption price				$nil if the holder owns less than 5% of the outstanding common shares
Series V Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Conversion rate of preferred shares						1.2
Series VI Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Description of preferred share redemption price				$1.00 if the holder owns less than 5% of the outstanding common shares
Series VII Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend accruing rate				15.00%
Number of shares issued	33.3
Series VIII Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Description of preferred share redemption price				$3.00 if the holder owns less than 20% of the outstanding common shares
Restricted Share Unit [Member]
Disclosure of classes of share capital [line items]
Anti-dilutive securities excluded from computation of diluted profit per share				0.1	1.7
Warrants [Member]
Disclosure of classes of share capital [line items]
Anti-dilutive securities excluded from computation of diluted profit per share				6.0	6.0
Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Anti-dilutive securities excluded from computation of diluted profit per share				61.4	45.8